UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: April 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Multi-Asset Income Fund

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.8%

	COMMON STOCKS – 28.6%

	Aerospace & Defense – 0.6%

19	Boeing Company	$3,512

679	Embraer Aircraft Corporation	3,286

124	General Dynamics Corporation, (2)	24,030

25	Lockheed Martin Corporation	6,736

18	Raytheon Company	2,794

199	Safran SA, (4)	16,476

33	Thales SA, (4)	3,469
	Total Aerospace & Defense	60,303

	Air Freight & Logistics – 0.2%

590	Deutsche Post AG, (4)	21,207

	Automobiles – 0.4%

358	Daimler AG, (4)	26,676

217	Ford Motor Company	2,489

278	General Motors Company	9,630

30	Hyundai Motor Company, (4)	2,432

42	Toyota Motor Corporation, Sponsored ADR	4,542
	Total Automobiles	45,769

	Banks – 4.2%

1,968	Bank of America Corporation, (2)	45,933

57,500	Bank of Ireland, (3), (4)	14,558

333	BankUnited Inc., (2)	11,752

4,000	BOC Hong Kong Holdings Limited, (4)	16,438

688	CIT Group Inc., (2)	31,861

370	Citigroup Inc.	21,874

605	Danske Bank A/S, (4)	21,997

740	Swedbank AB, (4)	17,538

540	HSBC Holdings PLC, (4)	4,453

1,193	Huntington BancShares Inc., (2)	15,342

1,644	ING Groep N.V, (4)	26,796

872	JPMorgan Chase & Co., (2)	75,864

985	KeyCorp., (2)	17,966

19,354	Lloyds Banking Group PLC, (4)	17,390

2,800	Mitsubishi UFJ Financial Group Inc., (4)	17,742

400	Oversea-Chinese Banking Corporation Limited, (4)	2,801

NUVEEN	1

Nuveen Multi-Asset Income Fund (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Banks (continued)

2,171	Royal Bank of Scotland Group PLC, (3), (4)	$7,453

110	Sumitomo Mitsui Trust Holdings, (4)	3,768

345	The Bank of NT Butterfield and Son Limited	11,471

347	Toronto-Dominion Bank	16,327

205	Wells Fargo & Company	11,037

686	Westpac Banking Corporation, (4)	17,983
	Total Banks	428,344

	Beverages – 0.2%

132	Heineken NV, (4)	11,774

78	PepsiCo, Inc.	8,836

109	Refresco Group N.V, (4)	2,129
	Total Beverages	22,739

	Biotechnology – 0.5%

456	AbbVie Inc., (2)	30,069

18	Amgen Inc.	2,940

42	Gilead Sciences, Inc.	2,879

589	Grifols SA, Class B Shares, (4)	12,586
	Total Biotechnology	48,474

	Building Products – 0.1%

265	Johnson Controls International PLC	11,016

	Capital Markets – 1.2%

20	Ameriprise Financial, Inc.	2,557

625	Ares Capital Corporation	11,000

166	Aurelius AG, (4)	8,194

49	Bank New York Mellon	2,306

17	BlackRock Inc.	6,538

155	Deutsche Boerse AG, (4)	15,171

162	NASDAQ Stock Market, Inc., (2)	11,157

289	Raymond James Financial Inc.	21,536

269	State Street Corporation	22,569

18	T. Rowe Price Group Inc.	1,276

825	UBS Group AG, (4)	14,083

362	UBS Group AG	6,158
	Total Capital Markets	122,545

	Chemicals – 1.1%

124	Celanese Corporation, Series A, (2)	10,793

1,035	CVR Partners LP	5,082

400	Dow Chemical Company	25,120

134	Eastman Chemical Company	10,687

2	NUVEEN

Shares	Description (1)	Value

	Chemicals (continued)

217	Koninklijke DSM NV, (4)	$15,528

70	Linde AG, (4)	12,578

70	Monsanto Company	8,163

103	PPG Industries, Inc.	11,314

115	Praxair, Inc.	14,373
	Total Chemicals	113,638

	Commercial Services & Supplies – 0.2%

300	Dai Nippon Printing Co., Ltd., (4)	3,340

121	ISS AS, (4)	5,019

252	KAR Auction Services Inc., (2)	10,992
	Total Commercial Services & Supplies	19,351

	Communications Equipment – 0.5%

1,353	Cisco Systems, Inc., (2)	46,097

649	Ericsson	4,212
	Total Communications Equipment	50,309

	Consumer Finance – 0.1%

232	Discover Financial Services, (2)	14,521

	Containers & Packaging – 0.4%

1,578	Amcor Limited, (4)	18,555

41	International Paper Company	2,213

72	Packaging Corp. of America	7,112

257	WestRock Company	13,765
	Total Containers & Packaging	41,645

	Diversified Financial Services – 0.3%

1,155	Challenger Limited, (4)	11,408

34	Groupe Bruxelles Lambert SA, (4)	3,261

800	Orix Corporation, (4)	12,226
	Total Diversified Financial Services	26,895

	Diversified Telecommunication Services – 1.1%

1,260	AT&T Inc., (2)	49,934

53	CenturyLink Inc.	1,361

11,000	HKT Trust and HKT Limited	14,057

118	Nippon Telegraph and Telephone Corporation, ADR	5,062

525	Nippon Telegraph and Telephone Corporation, ADR, (4)	22,499

710	Telefonica Brasil SA	10,578

211	Telenor ASA, (4)	3,408

48	Verizon Communications Inc.	2,204
	Total Diversified Telecommunication Services	109,103

NUVEEN	3

Nuveen Multi-Asset Income Fund (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Electric Utilities – 0.6%

214	NextEra Energy Inc., (2)	$28,582

832	Red Electrica Corporacion SA, (3), (4)	16,215

886	Scottish and Southern Energy PLC, (4)	15,961
	Total Electric Utilities	60,758

	Electrical Equipment – 0.4%

421	Eaton PLC	31,844

75	Mabuchi Motor Company Limited, (4)	4,234
	Total Electrical Equipment	36,078

	Electronic Equipment, Instruments & Components – 0.0%

221	Flextronics International Limited, (3)	3,417

	Energy Equipment & Services – 0.4%

443	Aker Solutions ASA, (4)	2,523

919	Nabors Industries Inc.	9,502

362	Schlumberger Limited	26,278

312	Tenaris SA, (4)	4,874
	Total Energy Equipment & Services	43,177

	Equity Real Estate Investment Trusts – 0.9%

12	American Tower Corporation, REIT	1,511

165	Apartment Investment & Management Company, Class A	7,217

850	Colony Northstar, Inc.	11,110

209	Crown Castle International Corporation, (2)	19,771

23	Equity Residential	1,485

64	Extra Space Storage Inc.	4,834

91	GGP, Inc.	1,967

223	Lamar Advertising Company, (2)	16,072

85	Life Storage, Inc.	6,663

525	Park Hotels & Resorts, Inc.	13,477

49	Prologis Inc.	2,666

12	Public Storage, Inc.	2,513

15	Simon Property Group, Inc.	2,479

25	Vornado Realty Trust	2,406

20	Welltower Inc.	1,429
	Total Equity Real Estate Investment Trusts	95,600

	Food & Staples Retailing – 0.4%

213	Carrefour SA, (4)	5,016

253	CVS Health Corporation	20,857

70	Seven & I Holdings, (4)	2,956

28	Sysco Corporation	1,480

1,736	Tesco PLC, (4)	4,120

4	NUVEEN

Shares	Description (1)	Value

	Food & Staples Retailing (continued)

31	Walgreens Boots Alliance Inc.	$2,683

41	Wal-Mart Stores, Inc.	3,082
	Total Food & Staples Retailing	40,194

	Food Products – 0.6%

199	Groupe Danone, (4)	13,927

281	Kraft Heinz Company	25,400

142	Mondelez International Inc.	6,394

1,700	Orkla ASA, (4)	15,424
	Total Food Products	61,145

	Health Care Equipment & Supplies – 0.1%

35	Becton, Dickinson and Company	6,544

107	Medtronic, PLC	8,891
	Total Health Care Equipment & Supplies	15,435

	Health Care Providers & Services – 0.4%

11	Aetna Inc.	1,486

20	AmerisourceBergen Corporation	1,641

7	Anthem Inc.	1,245

29	Cardinal Health, Inc.	2,105

80	CIGNA Corporation (2)	12,510

18	McKesson HBOC Inc.	2,489

123	UnitedHealth Group Incorporated	21,510
	Total Health Care Providers & Services	42,986

	Hotels, Restaurants & Leisure – 0.6%

37	Carnival Corporation	2,285

689	Compass Group PLC, (4)	13,911

180	Hilton Worldwide Holdings Inc. (2)	10,615

44	Las Vegas Sands	2,596

28	Royal Caribbean Cruises Limited	2,985

162	Six Flags Entertainment Corporation	10,143

142	Wynn Resorts Ltd	17,467

22	YUM! Brands, Inc.	1,447
	Total Hotels, Restaurants & Leisure	61,449

	Household Durables – 0.5%

388	D.R. Horton, Inc.	12,761

200	Matsushita Electric Industrial Co., Ltd, (4)	2,392

975	Sekisui House, Ltd., (4)	16,197

108	Whirlpool Corporation	20,053
	Total Household Durables	51,403

NUVEEN	5

Nuveen Multi-Asset Income Fund (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Household Products – 0.2%

94	Colgate-Palmolive Company	$6,772

124	Reckitt and Benckiser, (4)	11,425
	Total Household Products	18,197

	Industrial Conglomerates – 0.4%

1,500	Alfa S.A.	2,057

235	General Electric Company	6,813

65	Honeywell International Inc.	8,524

360	Koninklijke Philips Electronics NV, (4)	12,432

96	Siemens AG, Sponsored ADR, (4)	13,771
	Total Industrial Conglomerates	43,597

	Insurance – 1.1%

54	Ace Limited	7,412

471	Ageas, (4)	19,285

105	Allianz AG ORD Shares, (4)	19,990

72	Axis Capital Holdings Limited	4,745

195	CNA Financial Corporation	8,826

100	Marsh & McLennan Companies, Inc.	7,413

170	Mitsui Sumitomo Insurance Company Limited, (4)	5,543

500	Old Republic International Corporation	10,340

15	RenaissanceRE Holdings, Limited	2,133

480	Unum Group	22,238
	Total Insurance	107,925

	IT Services – 0.3%

68	Accenture Limited	8,248

262	Fidelity National Information Services, (2)	22,058

36	Luxoft Holding Inc., (3)	2,219
	Total IT Services	32,525

	Machinery – 0.1%

97	Ingersoll Rand Company Limited, Class A	8,609

	Media – 0.7%

354	Comcast Corporation, Class A, (2)	13,873

505	Interpublic Group of Companies, Inc.	11,903

470	National CineMedia, Inc.	5,579

26	Omnicom Group, Inc.	2,135

39	Publicis Groupe, (4)	2,816

70	Time Warner Inc.	6,949

275	Viacom Inc., Class B	11,704

60	Walt Disney Company	6,936

676	WPP Group PLC, (4)	14,476
	Total Media	76,371

6	NUVEEN

Shares	Description (1)	Value

	Metals & Mining – 0.0%

22	Nucor Corporation	$1,349

	Mortgage Real Estate Investment Trusts – 0.2%

711	Starwood Property Trust Inc.	16,133

	Multiline Retail – 0.0%

36	Macy’s, Inc.	1,052

39	Target Corporation	2,178
	Total Multiline Retail	3,230

	Multi-Utilities – 0.7%

257	CMS Energy Corporation, (2)	11,668

153	DTE Energy Company, (2)	16,002

441	NiSource Inc., (2)	10,694

1,175	Veolia Environment S.A., ADR, (4)	22,361

110	WEC Energy Group, Inc.	6,657
	Total Multi-Utilities	67,382

	Oil, Gas & Consumable Fuels – 2.2%

342	Anadarko Petroleum Corporation, (2)	19,501

239	Cameco Corporation	2,292

101	Canadian Natural Resources Limited	3,219

409	Chevron Corporation, (2)	43,640

339	Enbridge Inc.	14,051

670	Enterprise Products Partnership LP	18,304

582	HollyFrontier Company, (2)	16,377

340	Occidental Petroleum Corporation	20,924

263	Phillips 66	20,924

79	Pioneer Natural Resources Company	13,666

88	Royal Dutch Shell PLC, Class B Shares	4,763

500	Total SA, (4)	25,667

23	Valero Energy Corporation	1,486

753	Williams Companies Inc.	23,064
	Total Oil, Gas & Consumable Fuels	227,878

	Personal Products – 0.4%

54	L’Oreal, (4)	10,754

387	Unilever NV	20,217

248	Unilever NV, (4)	12,759
	Total Personal Products	43,730

	Pharmaceuticals – 1.7%

365	AstraZeneca PLC	11,041

1,465	GlaxoSmithKline PLC, (4)	29,487

NUVEEN	7

Nuveen Multi-Asset Income Fund (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Pharmaceuticals (continued)

62	Johnson & Johnson	$7,655

296	Merck & Company Inc.	18,450

278	Novo Nordisk AS, Class B, (4)	10,824

132	Novo-Nordisk A/S	5,106

1,345	Pfizer Inc.	45,622

59	Roche Holdings AG, Sponsored ADR, (4)	15,438

236	Sanofi-Synthelabo, SA, (4)	22,301

155	Takeda Chemical Industries, (4)	7,436

97	Teva Pharmaceutical Industries Limited, Sponsored ADR	3,063
	Total Pharmaceuticals	176,423

	Professional Services – 0.4%

48	Adecco Group, (4)	3,566

605	Experian PLC, (4)	13,015

413	Nielsen Holdings PLC	16,987

101	Wolters Kluwer NV, (4)	4,286
	Total Professional Services	37,854

	Real Estate Management & Development – 0.1%

530	City Developments Limited, (4)	4,090

325	Henderson Land Development Company Limited, (4)	2,057
	Total Real Estate Management & Development	6,147

	Road & Rail – 0.4%

359	CSX Corporation	18,252

24	Norfolk Southern Corporation	2,820

160	Union Pacific Corporation	17,914
	Total Road & Rail	38,986

	Semiconductors & Semiconductor Equipment – 0.5%

875	Cypress Semiconductor Corporation	12,259

535	Infineon Technologies AG, (4)	11,058

61	Intel Corporation	2,205

100	Qorvo Inc., (3)	6,803

47	QUALCOMM, Inc.	2,526

50	Rohm Company Limited, (4)	3,511

177	Xilinx, Inc.	11,170
	Total Semiconductors & Semiconductor Equipment	49,532

	Software – 1.1%

311	CA Technologies, (2)	10,210

801	Microsoft Corporation, (2)	54,836

660	Oracle Corporation, (2)	29,674

175	SAP SE, (4)	17,529
	Total Software	112,249

8	NUVEEN

Shares	Description (1)			Value

	Specialty Retail – 0.3%

242	Best Buy Co., Inc., (2)			$12,538

25	Home Depot, Inc.			3,903

1,700	Kingfisher plc, (4)			7,521

99	Lowe’s Companies, Inc.			8,403
	Total Specialty Retail			32,365

	Technology Hardware, Storage & Peripherals – 0.6%

262	Apple, Inc., (2)			37,636

80	Fuji Photo Film Co., Ltd., (4)			2,969

1,026	HP Inc.			19,309

2	Samsung Electronics Company Limited, (4)			3,080
	Total Technology Hardware, Storage & Peripherals			62,994

	Textiles, Apparel & Luxury Goods – 0.1%

110	VF Corporation			6,009

250	Wacoal Holdings Corporation, (4)			3,169
	Total Textiles, Apparel & Luxury Goods			9,178

	Tobacco – 0.5%

391	Altria Group, Inc., (2)			28,066

450	Imperial Brands PLC, (4)			22,038

75	Japan Tobacco Inc., (4)			2,496

190	Skandinavisk Tobakskompagni A/S			3,317
	Total Tobacco			55,917

	Trading Companies & Distributors – 0.2%

1,200	Itochu Corporation, (4)			16,980

	Wireless Telecommunication Services – 0.4%

600	KDDI Corporation, (4)			15,908

213	SK Telecom Company Limited			5,025

6,028	Vodafone Group PLC, (4)			15,526
	Total Wireless Telecommunication Services			36,459
	Total Common Stocks (cost $2,732,575)			2,929,511

Shares	Description (1)	Coupon	Ratings (5)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.2%

	Electric Utilities – 0.1%

210	Great Plains Energy Inc.	7.000%	N/R	$11,362

	Pharmaceuticals – 0.1%

16	Teva Pharmaceutical Industries Limited, (4)	7.000%	N/R	9,102
	Total Convertible Preferred Securities (cost $24,106)			20,464

NUVEEN	9

Nuveen Multi-Asset Income Fund (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Coupon	Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.2%

	Banks – 0.1%

305	Citigroup Inc.	6.875%	BB+	$8,982

	Wireless Telecommunication Services – 0.1%

320	United States Cellular Corporation	7.250%	Ba1	8,528
	Total $25 Par (or similar) Retail Preferred (cost $17,428)			17,510

Shares	Description (1), (6)			Value

	NON-AFFILIATED EXCHANGE-TRADED FUNDS – 2.8%

23,002	Alerian MLP Exchange Traded Fund			$289,825
	Total Non-Affiliated Exchange-Traded Funds (cost $290,837)			289,825

Shares	Description (1), (6)			Value

	AFFILIATED INVESTMENT COMPANIES – 68.0%

90,527	Nuveen Core Plus Bond Fund (Class R6)			$993,990

58,859	Nuveen High Yield Municipal Bond Fund (Class R6)			989,420

20,794	Nuveen Real Asset Income Fund (Class R6)			495,097

65,137	Nuveen Symphony Floating Rate Income Fund (Class R6)			1,294,923

36,274	Nuveen Symphony High Yield Bond Fund (Class R6)			618,828

40,663	Nuveen Preferred Securities Fund (Class R6)			709,157

29,638	TIAA-CREF Emerging Markets Debt Fund (Class I)			303,194

62,298	TIAA-CREF Emerging Markets Equity Index Fund (Class I)			634,817

70,917	TIAA-CREF High Yield Fund (Class I)			699,947

11,477	TIAA-CREF International Equity Index Fund (Class I)			210,143
	Total Affiliated Investment Companies (cost $6,892,608)			6,949,516
	Total Long-Term Investments (cost $9,957,554)			10,206,826
	Other Assets Less Liabilities – 0.2% (7)			16,428
	Net Assets – 100%			$10,223,254

Investments in Derivatives as of April 30, 2017

Options Purchased

Option Type	Number of Contracts	Description	Notional Amount (8)	Expiration Date	Strike Price	Value
Call	10	CBOE Volatility Index	$12,000	5/17/17	$12	$875
Call	5	CBOE Volatility Index	7,500	5/17/17	15	188
Put	10	iShares MSCI Emerging Markets ETF	39,000	5/19/17	39	160
	25	Total Options Purchased (premiums paid $2,016)	$58,500			$1,223

10	NUVEEN

Options Written

Option Type	Number of Contracts	Description	Notional Amount (8)	Expiration Date	Strike Price	Value
Call	(1)	Nasdaq-100 Index	$(555,000)	5/19/17	$5,550	$(6,515)
Call	(1)	Nasdaq-100 Index	(560,000)	5/19/17	5,600	(3,640)
Call	(1)	Nasdaq-100 Index	(565,000)	5/19/17	5,650	(1,685)
Call	(1)	Qorvo, Inc.	(6,500)	5/19/17	65	(510)
	(4)	Total Options Written (premiums received $4,632)	$(1,686,500)			$(12,350)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,995,261	$934,250	$—	$2,929,511
Convertible Preferred Securities	11,362	9,102	—	20,464
$25 Par (or similar) Retail Preferred	17,510	—	—	17,510
Non-Affiliated Exchange-Traded Funds	289,825	—	—	289,825
Affiliated Investment Companies	6,949,516	—	—	6,949,516
Investments in Derivatives:
Options Purchased	1,223	—	—	1,223
Options Written	(12,350)	—	—	(12,350)
Total	$9,252,347	$943,352	$—	$10,195,699

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

As of April 30, 2017, the cost of investments (excluding investments in derivatives) was $9,957,554.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2017, were as follows:

Gross unrealized:
Appreciation	$346,173
Depreciation	(96,901)
Net unrealized appreciation (depreciation) of investments	$249,272

NUVEEN	11

Nuveen Multi-Asset Income Fund (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(8)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

ADR	American Depositary Receipt

CBOE	Chicago Board Options Exchange

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International Inc.

REIT	Real Estate Investment Trust

12	NUVEEN

Nuveen Multi-Asset Income Tax-Aware Fund

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.7%

	COMMON STOCKS – 32.8%

	Aerospace & Defense – 0.6%

847	Embraer Aircraft Corporation	$4,099

102	General Dynamics Corporation	19,767

49	Lockheed Martin Corporation	13,203

236	Safran SA, (2)	19,540

41	Thales SA, (2)	4,309
	Total Aerospace & Defense	60,918

	Air Freight & Logistics – 0.3%

760	Deutsche Post AG, (2)	27,317

	Automobiles – 0.6%

441	Daimler AG, (2)	32,861

435	General Motors Company	15,068

38	Hyundai Motor Company, (2)	3,081

53	Toyota Motor Corporation, Sponsored ADR	5,731
	Total Automobiles	56,741

	Banks – 4.8%

1,632	Bank of America Corporation, (3)	38,091

73,400	Bank of Ireland, (2), (4)	18,584

275	BankUnited Inc., (3)	9,705

5,000	BOC Hong Kong Holdings Limited, (2)	20,548

740	CIT Group Inc., (3)	34,269

475	Citigroup Inc.	28,082

713	Danske Bank A/S, (2)	25,924

873	Swedbank AB, (2)	20,690

676	HSBC Holdings PLC, (2)	5,575

985	Huntington BancShares Inc., (3)	12,667

2,096	ING Groep N.V, (2)	34,164

905	JPMorgan Chase & Co., (3)	78,735

815	KeyCorp., (3)	14,866

22,882	Lloyds Banking Group PLC, (2)	20,560

3,300	Mitsubishi UFJ Financial Group Inc., (2)	20,911

500	Oversea-Chinese Banking Corporation Limited, (2)	3,502

2,713	Royal Bank of Scotland Group PLC, (2), (4)	9,314

140	Sumitomo Mitsui Trust Holdings, (2)	4,796

445	The Bank of NT Butterfield and Son Limited	14,796

NUVEEN	13

Nuveen Multi-Asset Income Tax-Aware Fund (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Banks (continued)

435	Toronto-Dominion Bank	$20,468

369	Wells Fargo & Company	19,867

809	Westpac Banking Corporation, (2)	21,208
	Total Banks	477,322

	Beverages – 0.3%

157	Heineken NV, (2)	14,003

156	PepsiCo, Inc.	17,672

137	Refresco Group N.V, (2)	2,676
	Total Beverages	34,351

	Biotechnology – 0.5%

514	AbbVie Inc., (3)	33,893

695	Grifols SA., Class B Shares, (2)	14,852
	Total Biotechnology	48,745

	Building Products – 0.1%

340	Johnson Controls International PLC	14,134

	Capital Markets – 1.3%

805	Ares Capital Corporation	14,168

209	Aurelius AG, (2)	10,317

34	BlackRock Inc.	13,075

195	Deutsche Boerse AG, (2)	19,086

134	NASDAQ Stock Market, Inc.	9,229

245	Raymond James Financial Inc.	18,257

208	State Street Corporation	17,451

1,060	UBS Group AG, (2)	18,095

452	UBS Group AG	7,689
	Total Capital Markets	127,367

	Chemicals – 1.4%

102	Celanese Corporation, Series A, (3)	8,878

1,330	CVR Partners LP	6,530

510	Dow Chemical Company	32,028

112	Eastman Chemical Company	8,932

266	Koninklijke DSM NV, (2)	19,034

82	Linde AG, (2)	14,734

141	Monsanto Company	16,442

85	PPG Industries, Inc.	9,336

160	Praxair, Inc.	19,997
	Total Chemicals	135,911

14	NUVEEN

Shares	Description (1)	Value

	Commercial Services & Supplies – 0.2%

375	Dai Nippon Printing Co., Ltd., (2)	$4,175

152	ISS AS, (2)	6,305

209	KAR Auction Services Inc.	9,117
	Total Commercial Services & Supplies	19,597

	Communications Equipment – 0.5%

1,394	Cisco Systems, Inc., (3)	47,494

811	Ericsson	5,263
	Total Communications Equipment	52,757

	Consumer Finance – 0.1%

223	Discover Financial Services	13,958

	Containers & Packaging – 0.5%

1,858	Amcor Limited, (2)	21,847

144	Packaging Corp. of America	14,224

218	WestRock Company, (3)	11,676
	Total Containers & Packaging	47,747

	Diversified Financial Services – 0.3%

1,485	Challenger Limited, (2)	14,667

42	Groupe Bruxelles Lambert SA, (2)	4,029

1,000	Orix Corporation, (2)	15,283
	Total Diversified Financial Services	33,979

	Diversified Telecommunication Services – 1.2%

1,178	AT&T Inc., (3)	46,683

13,000	HKT Trust and HKT Limited	16,613

147	Nippon Telegraph and Telephone Corporation, ADR	6,306

675	Nippon Telegraph and Telephone Corporation, ADR, (2)	28,928

915	Telefonica Brasil SA	13,633

264	Telenor ASA, (2)	4,265
	Total Diversified Telecommunication Services	116,428

	Electric Utilities – 0.7%

260	NextEra Energy Inc., (3)	34,726

986	Red Electrica Corporacion SA, (2), (4)	19,216

1,044	Scottish and Southern Energy PLC, (2)	18,807
	Total Electric Utilities	72,749

	Electrical Equipment – 0.4%

398	Eaton PLC, (3)	30,105

100	Mabuchi Motor Company Limited, (2)	5,645
	Total Electrical Equipment	35,750

NUVEEN	15

Nuveen Multi-Asset Income Tax-Aware Fund (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Electronic Equipment, Instruments & Components – 0.0%

276	Flextronics International Limited, (4)	$4,267

	Energy Equipment & Services – 0.5%

554	Aker Solutions ASA, (2)	3,155

763	Nabors Industries Inc.	7,889

394	Schlumberger Limited, (3)	28,600

390	Tenaris SA, (2)	6,093
	Total Energy Equipment & Services	45,737

	Equity Real Estate Investment Trusts – 0.8%

210	Apartment Investment & Management Company, Class A	9,185

1,135	Colony Northstar, Inc.	14,834

174	Crown Castle International Corporation, (3)	16,460

129	Extra Space Storage Inc.	9,743

189	Lamar Advertising Company	13,621

110	Life Storage, Inc.	8,623

435	Park Hotels & Resorts, Inc.	11,166
	Total Equity Real Estate Investment Trusts	83,632

	Food & Staples Retailing – 0.4%

266	Carrefour SA, (2)	6,265

341	CVS Health Corporation	28,112

80	Seven & I Holdings, (2)	3,379

2,170	Tesco PLC, (2)	5,150
	Total Food & Staples Retailing	42,906

	Food Products – 0.7%

236	Groupe Danone, (2)	16,517

233	Kraft Heinz Company	21,061

285	Mondelez International Inc.	12,834

2,190	Orkla ASA, (2)	19,870
	Total Food Products	70,282

	Health Care Equipment & Supplies – 0.3%

71	Becton, Dickinson and Company	13,275

214	Medtronic, PLC	17,781
	Total Health Care Equipment & Supplies	31,056

	Health Care Providers & Services – 0.4%

73	CIGNA Corporation, (3)	11,415

170	UnitedHealth Group Incorporated, (3)	29,730
	Total Health Care Providers & Services	41,145

	Hotels, Restaurants & Leisure – 0.5%

813	Compass Group PLC, (2)	16,415

149	Hilton Worldwide Holdings Inc.	8,787

16	NUVEEN

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

136	Six Flags Entertainment Corporation, (3)	$8,515

118	Wynn Resorts Ltd	14,515
	Total Hotels, Restaurants & Leisure	48,232

	Household Durables – 0.6%

321	D.R. Horton, Inc.	10,558

250	Matsushita Electric Industrial Co., Ltd, (2)	2,990

1,250	Sekisui House, Ltd., (2)	20,765

132	Whirlpool Corporation	24,510
	Total Household Durables	58,823

	Household Products – 0.3%

189	Colgate-Palmolive Company	13,616

146	Reckitt and Benckiser, (2)	13,452
	Total Household Products	27,068

	Industrial Conglomerates – 0.6%

1,900	Alfa S.A.	2,605

300	General Electric Company	8,697

130	Honeywell International Inc.	17,048

465	Koninklijke Philips Electronics NV, (2)	16,058

122	Siemens AG, Sponsored ADR, (2)	17,500
	Total Industrial Conglomerates	61,908

	Insurance – 1.4%

107	Ace Limited	14,686

600	Ageas, (2)	24,568

135	Allianz AG ORD Shares, (2)	25,700

91	Axis Capital Holdings Limited	5,997

250	CNA Financial Corporation	11,315

200	Marsh & McLennan Companies, Inc.	14,826

210	Mitsui Sumitomo Insurance Company Limited, (2)	6,847

412	Old Republic International Corporation	8,520

25	RenaissanceRE Holdings, Limited	3,554

615	Unum Group	28,493
	Total Insurance	144,506

	IT Services – 0.5%

136	Accenture Limited	16,497

348	Fidelity National Information Services	29,298

46	Luxoft Holding Inc., (4)	2,836
	Total IT Services	48,631

	Machinery – 0.1%

138	Ingersoll Rand Company Limited, Class A	12,247

NUVEEN	17

Nuveen Multi-Asset Income Tax-Aware Fund (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Media – 0.9%

294	Comcast Corporation, Class A, (3)	$11,522

740	Interpublic Group of Companies, Inc.	17,442

605	National CineMedia, Inc.	7,181

49	Publicis Groupe, (2)	3,538

90	Time Warner Inc.	8,934

355	Viacom Inc., Class B	15,109

121	Walt Disney Company	13,988

797	WPP Group PLC, (2)	17,067
	Total Media	94,781

	Mortgage Real Estate Investment Trusts – 0.1%

586	Starwood Property Trust Inc., (3)	13,296

	Multi-Utilities – 0.7%

216	CMS Energy Corporation, (3)	9,806

127	DTE Energy Company, (3)	13,283

366	NiSource Inc.	8,875

1,515	Veolia Environment S.A., ADR, (2)	28,831

219	WEC Energy Group, Inc.	13,254
	Total Multi-Utilities	74,049

	Oil, Gas & Consumable Fuels – 2.4%

282	Anadarko Petroleum Corporation, (3)	16,080

299	Cameco Corporation	2,867

126	Canadian Natural Resources Limited	4,016

415	Chevron Corporation, (3)	44,280

411	Enbridge Inc.	17,036

860	Enterprise Products Partnership LP	23,495

479	HollyFrontier Company	13,479

282	Occidental Petroleum Corporation	17,354

427	Phillips 66	33,972

66	Pioneer Natural Resources Company	11,417

110	Royal Dutch Shell PLC, Class B Shares	5,953

609	Total SA, (2)	31,262

584	Williams Companies Inc., (3)	17,888
	Total Oil, Gas & Consumable Fuels	239,099

	Personal Products – 0.5%

64	L’Oreal, (2)	12,746

334	Unilever NV, (3)	17,448

293	Unilever NV, (2)	15,074
	Total Personal Products	45,268

18	NUVEEN

Shares	Description (1)	Value

	Pharmaceuticals – 2.1%

470	AstraZeneca PLC	$14,217

1,875	GlaxoSmithKline PLC, (2)	37,740

124	Johnson & Johnson	15,310

244	Merck & Company Inc.	15,209

329	Novo Nordisk AS, Class B, (2)	12,810

264	Novo-Nordisk A/S	10,212

1,341	Pfizer Inc., (3)	45,486

76	Roche Holdings AG, Sponsored ADR, (2)	19,886

283	Sanofi-Synthelabo, SA, (2)	26,742

200	Takeda Chemical Industries, (2)	9,595

121	Teva Pharmaceutical Industries Limited, Sponsored ADR	3,821
	Total Pharmaceuticals	211,028

	Professional Services – 0.5%

60	Adecco Group, (2)	4,458

713	Experian PLC, (2)	15,339

616	Nielsen Holdings PLC	25,336

127	Wolters Kluwer NV, (2)	5,389
	Total Professional Services	50,522

	Real Estate Management & Development – 0.1%

670	City Developments Limited, (2)	5,170

400	Henderson Land Development Company Limited, (2)	2,532
	Total Real Estate Management & Development	7,702

	Road & Rail – 0.4%

297	CSX Corporation, (3)	15,099

250	Union Pacific Corporation	27,990
	Total Road & Rail	43,089

	Semiconductors & Semiconductor Equipment – 0.5%

1,125	Cypress Semiconductor Corporation	15,761

690	Infineon Technologies AG, (2)	14,262

100	Qorvo Inc., (4)	6,803

60	Rohm Company Limited, (2)	4,214

146	Xilinx, Inc., (3)	9,214
	Total Semiconductors & Semiconductor Equipment	50,254

	Software – 1.3%

257	CA Technologies, (3)	8,437

920	Microsoft Corporation	62,982

850	Oracle Corporation, (3)	38,216

210	SAP SE, (2)	21,035
	Total Software	130,670

NUVEEN	19

Nuveen Multi-Asset Income Tax-Aware Fund (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)			Value

	Specialty Retail – 0.4%

199	Best Buy Co., Inc., (3)			$10,310

2,200	Kingfisher plc, (2)			9,733

197	Lowe’s Companies, Inc.			16,721
	Total Specialty Retail			36,764

	Technology Hardware, Storage & Peripherals – 0.6%

284	Apple, Inc., (3)			40,797

100	Fuji Photo Film Co., Ltd., (2)			3,711

714	HP Inc.			13,437

2	Samsung Electronics Company Limited, (2)			3,080
	Total Technology Hardware, Storage & Peripherals			61,025

	Textiles, Apparel & Luxury Goods – 0.2%

220	VF Corporation			12,019

330	Wacoal Holdings Corporation, (2)			4,183
	Total Textiles, Apparel & Luxury Goods			16,202

	Tobacco – 0.6%

323	Altria Group, Inc., (3)			23,185

580	Imperial Brands PLC, (2)			28,405

100	Japan Tobacco Inc., (2)			3,328

238	Skandinavisk Tobakskompagni A/S			4,155
	Total Tobacco			59,073

	Trading Companies & Distributors – 0.2%

1,500	Itochu Corporation, (2)			21,225

	Wireless Telecommunication Services – 0.4%

700	KDDI Corporation, (2)			18,560

267	SK Telecom Company Limited			6,298

7,127	Vodafone Group PLC, (2)			18,357
	Total Wireless Telecommunication Services			43,215
	Total Common Stocks (cost $3,033,887)			3,293,473

Shares	Description (1)	Coupon	Ratings (5)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.3%

	Electric Utilities – 0.2%

270	Great Plains Energy Inc.	7.000%	N/R	$14,607

	Pharmaceuticals – 0.1%

20	Teva Pharmaceutical Industries Limited, (2)	7.000%	N/R	11,378
	Total Convertible Preferred Securities (cost $30,527)			25,985

20	NUVEEN

Shares	Description (1)	Coupon	Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.2%

	Banks – 0.1%

390	Citigroup Inc.	6.875%	BB+	$11,485

	Wireless Telecommunication Services – 0.1%

415	United States Cellular Corporation	7.250%	Ba1	11,060
	Total $25 Par (or similar) Retail Preferred (cost $22,441)			22,545

Shares	Description (1), (6)			Value

	NON-AFFILIATED EXCHANGE-TRADED FUNDS – 3.9%

31,164	Alerian MLP Exchange Traded Fund			$392,667
	Total Non-Affiliated Exchange-Traded Funds (cost $394,038)			392,667

Shares	Description (1), (6)			Value

	AFFILIATED INVESTMENT COMPANIES – 62.5%

83,589	Nuveen All-American Municipal Bond Fund (Class R6)			$957,099

114,693	Nuveen High Yield Municipal Bond Fund (Class R6)			1,927,992

18,412	Nuveen Inflation Protected Municipal Bond Fund (Class I)			196,453

69,256	Nuveen Limited Term Municipal Bond Fund (Class I)			754,195

2,016	Nuveen Real Asset Income Fund (Class R6)			47,997

135,118	Nuveen Short Duration High Yield Municipal Bond Fund (Class I)			1,344,427

5,116	Nuveen Symphony Floating Rate Income Fund (Class R6)			101,700

71,966	TIAA-CREF Emerging Markets Equity Index Fund (Class I)			733,337

11,304	TIAA-CREF International Equity Index Fund (Class I)			206,984
	Total Affiliated Investment Companies (cost $6,371,928)			6,270,184
	Total Long-Term Investments (cost $9,852,821)			10,004,854
	Other Assets Less Liabilities – 0.3% (7)			32,896
	Net Assets – 100%			$10,037,750

Investments in Derivatives as of April 30, 2017

Options Purchased

Option Type	Number of Contracts	Description	Notional Amount (8)	Expiration Date	Strike Price	Value
Call	10	CBOE Volatility Index	$12,000	5/17/17	$12	$875
Call	5	CBOE Volatility Index	7,500	5/17/17	15	188
Put	10	iShares MSCI Emerging Markets ETF	39,000	5/19/17	39	160
	25	Total Options Purchased (premiums paid $2,016)	$58,500			$1,223

Options Written

Option Type	Number of Contracts	Description	Notional Amount (8)	Expiration Date	Strike Price	Value
Call	(1)	Nasdaq-100 Index	$(555,000)	5/19/17	$5,550	$(6,515)
Call	(1)	Nasdaq-100 Index	(560,000)	5/19/17	5,600	(3,640)
Call	(1)	Nasdaq-100 Index	(565,000)	5/19/17	5,650	(1,685)
Call	(1)	Qorvo, Inc.	(6,500)	5/19/17	65	(510)
	(4)	Total Options Written (premiums received $4,632)	$(1,686,500)			$(12,350)

NUVEEN	21

Nuveen Multi-Asset Income Tax-Aware Fund (continued)

Portfolio of Investments	April 30, 2017 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,141,629	$1,151,844	$—	$3,293,473
Convertible Preferred Securities	14,607	11,378	—	25,985
$25 Par (or similar) Retail Preferred	22,545	—	—	22,545
Non-Affiliated Exchange-Traded Funds	392,667	—	—	392,667
Affiliated Investment Companies	6,270,184	—	—	6,270,184
Investments in Derivatives:
Options Purchased	1,223	—	—	1,223
Options Written	(12,350)	—	—	(12,350)
Total	$8,830,505	$1,163,222	$—	$9,993,727

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

As of April 30, 2017, the cost of investments (excluding investments in derivatives) was $9,852,821.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2017, were as follows:

Gross unrealized:
Appreciation	$355,862
Depreciation	(203,829)
Net unrealized appreciation (depreciation) of investments	$143,522

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement purposes, investment classified as Level 2.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	Non-income producing; issuer has not declared a dividend in the past twelve months.

(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(8)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

ADR	American Depositary Receipt

CBOE	Chicago Board Options Exchange

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International Inc.

22	NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: June 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2017